Incorporated herein by reference is a supplement to the prospectus of MFS Low Volatility Global Equity Fund, a series of MFS Series Trust I (File No. 033-07638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 25, 2017 (SEC Accession No. 0000912938-17-000466).